Account Receivable	3 Months Ended
Dec. 31, 2020
Credit Loss [Abstract]
Account Receivable

3.	Account Receivable

The Company had a major account receivable, that of Beijing Bi Er Culture Communication Limited, a limited company based in Beijing, for which the Company provided advertising and other support services under a Strategic Co-operative Agreement signed in August 2019. The balance as of December 31, 2020 is $1,345,080 after making a provision for doubtful debt of $176,680 (September 30, 2020: Nil).